Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2024-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10/31/2025

A.	DATES	Begin	End	# days

1	Payment Date		11/17/2025
2	Collection Period	10/1/2025	10/31/2025	31
3	Monthly Interest Period-Actual	10/15/2025	11/16/2025	33
4	Monthly Interest - Scheduled	10/15/2025	11/14/2025	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	112,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2a Notes	85,000,000.00	17,659,052.66	-	-	6,658,950.70	11,000,101.96	0.1294130
7	Class A-2b Notes	240,000,000.00	49,860,854.60	-	-	18,801,743.17	31,059,111.43	0.1294130
8	Class A-3 Notes	325,000,000.00	325,000,000.00	-	-	-	325,000,000.00	1.0000000
9	Class A-4 Notes	65,650,000.00	65,650,000.00	-	-	-	65,650,000.00	1.0000000
10	Total Class A Notes	827,650,000.00	458,169,907.26	-	-	25,460,693.87	432,709,213.39
11	Class B Notes	47,060,000.00	47,060,000.00	-	-	-	47,060,000.00	1.0000000

12	Total Notes	$874,710,000.00	505,229,907.26	$0.00	$0.00	$25,460,693.87	479,769,213.39

	Overcollateralization
13	Exchange Note	59,470,656.90	38,342,333.12				36,814,691.49
14	Series 2024-A Notes	56,996,958.16	95,466,644.91				96,994,286.54

15	Total Overcollateralization	116,467,615.06	133,808,978.03				133,808,978.03
16	Total Target Overcollateralization	$133,808,978.03	133,808,978.03				133,808,978.03

Per $1000	Principal	Per $1000	Interest
Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
17	Class A-1 Notes	5.50100%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes	5.32000%	78,288.47	0.9210408	6,658,950.70	78.3405965	0.00
19	Class A-2b Notes	4.23367%	4.66367%	213,156.69	0.8881529	18,801,743.17	78.3405965	0.00
20	Class A-3 Notes	5.26000%	1,424,583.33	4.3833333	0.00	0.0000000	0.00
21	Class A-4 Notes	5.25000%	287,218.75	4.3750000	0.00	0.0000000	0.00
22	Total Class A Notes	2,003,247.24	2.4204038	25,460,693.87	30.7626338	0.00
23	Class B Notes	5.62000%	220,397.67	4.6833334	0.00	0.0000000	0.00

24	Totals	2,223,644.91	2.5421510	25,460,693.87	29.1075829	0.00
Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	931,706,958.16	600,696,552.17	576,763,499.93

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	10.80%	10.80%
27	Aggregate Securitization Value	991,177,615.06	613,578,191.42
28	Aggregate Base Residual Value (Not Discounted)	717,803,942.35	530,214,111.76

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	9	47,457.74
30	Turn-in Ratio on Scheduled Terminations			0.00%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	23,987	639,038,885.29
32	Depreciation/Payments		(6,261,576.14)
33	Gross Credit Losses	(37)	(1,107,895.33)
34	Early Terminations — Regular	(12)	(321,046.99)
35	Scheduled Terminations — Returned	(7)	(309,464.87)
36	Payoff Units & Lease Reversals	(703)	(17,460,710.54)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	23,228	613,578,191.42

World Omni Automobile Lease Securitization Trust 2024-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10/31/2025

C.	SERVICING FEE

39	Servicing Fee Due	532,532.40

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(18,848.04)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (0.50% of Initial Securitization Value)	4,955,888.08
43	Beginning Reserve Account Balance	4,955,888.08
44	Ending Reserve Account Balance	4,955,888.08

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	22,823	98.47%	601,520,436.03
46	31 - 60 Days Delinquent	273	1.18%	7,969,092.68
47	61 - 90 Days Delinquent	68	0.29%	2,086,749.56
48	91 -120 Days Delinquent	14	0.06%	437,635.58
49	121+ Days Delinquent	-	-	-

50	Total	23,178	100.00%	612,013,913.85

51	Total 61+ Delinquent as % End of Period Securitization Value				0.41%
52	Delinquency Trigger Occurred				NO

53	Prepayment Speed (1 Month)				1.07%

	Current Period Net Residual Losses/(Gains) on Scheduled and Early Termination Units	Units	Amounts
54	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	19	630,511.86
55	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(634,458.95)
56	Less: Excess Wear and Tear Received in Current Period		(1,039.38)
57	Less: Excess Mileage Received in Current Period		(1,820.43)

58	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(6,806.90)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
59	Current Period Net Residual Losses/(Gains) Ratio		-0.01%
60	Prior Period Net Residual Losses/(Gains) Ratio		-0.08%
61	Second Prior Period Net Residual Losses/(Gains) Ratio		-0.09%
62	Third Prior Period Net Residual Losses/(Gains) Ratio		-0.03%
63	Four Month Average		-0.05%

64	Beginning Cumulative Net Residual Losses/(Gains)		(321,437.31)
65	Current Period Net Residual Losses/(Gains)		(6,806.90)

66	Ending Cumulative Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(328,244.21)

67	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.03%

	Credit Losses/(Gains):	Units	Amounts
68	Aggregate Securitization Value on charged-off units	37	1,107,895.33
69	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(755,128.90)

70	Current Period Net Credit Losses/(Gains)		352,766.43

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
71	Current Period Net Credit Losses/(Gains) Ratio		0.66%
72	Prior Period Net Credit Losses/(Gains) Ratio		0.43%
73	Second Prior Period Net Credit Losses/(Gains) Ratio		0.37%
74	Third Prior Period Net Credit Losses/(Gains) Ratio		0.41%
75	Four Month Average		0.47%

76	Beginning Cumulative Net Credit Losses/(Gains)		5,211,443.51
77	Current Period Net Credit Losses/(Gains)		352,766.43

78	Ending Cumulative Net Credit Losses/(Gains)		5,564,209.94

79	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.56%

World Omni Automobile Lease Securitization Trust 2024-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10/31/2025

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

80	Lease Payments Received	11,905,231.83
81	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	313,115.38
82	Liquidation Proceeds, Recoveries & Expenses	715,448.92
83	Insurance Proceeds	39,679.98
84	Sales Proceeds, Recoveries & Expenses - Early Terminations	324,203.38
85	Payoff Payments	20,097,708.20
86	All Other Payments Received	-

87	Collected Amounts	33,395,387.69

88	Investment Earnings on Collection Account	100,380.21

89	Total Collected Amounts - Available for Distribution	33,495,767.90

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	532,532.40
91	Interest on the Exchange Note - to the Trust Collection Account	2,813,262.19
92	Principal on the Exchange Note - to the Trust Collection Account	23,933,052.24
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	5,784,802.50
94	Remaining Funds Payable to Trust Collection Account	432,118.57

95	Total Distributions	33,495,767.90

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	32,963,235.50

97	Investment Earnings on Reserve Account	16,881.40

98	Reserve Account Draw Amount	-

99	Total Available Funds - Available for Distribution	32,980,116.90

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	26,626.62
101	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
102	Class A Noteholders' Interest Distributable Amount	2,003,247.24
103	Noteholders' First Priority Principal Distributable Amount	-
104	Class B Noteholders' Interest Distributable Amount	220,397.67
105	Noteholders' Second Priority Principal Distributable Amount	-
106	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
107	Noteholders' Regular Principal Distributable Amount	25,460,693.87
108	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
109	Remaining Funds Payable to Certificate holder	5,269,151.50

110	Total Distributions	32,980,116.90

	COMPLIANCE WITH EUROPEAN UNION RISK RETENTION RULES

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Indenture), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding (i) all the limited liability company interests in World Omni Auto Leasing LLC (“WOAL”), which in turn retains the Certificates (as defined in the Indenture) issued by World Omni Automobile Lease Securitization Trust 2024-A, and (ii) the residual interest in the 2024-A Reference Pool (as defined in the Indenture), such Certificates and interest, collectively representing at least 5% of the aggregate Securitization Value of the Units in the 2024-A Reference Pool (each as defined in the Indenture). World Omni has not (and has not permitted WOAL or any of its other affiliates to hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) hedged or otherwise mitigated its credit risk under or associated with the EU Retained Interest, or sold, transferred or otherwise surrendered all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case, to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.